Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consist of the following:

		As of December 31,
		2020	2021
	Notes	RMB	RMB	US$
Short-term contract liability		113,860,926	325,857,410	51,134,138
Notes Payable	i	—	123,803,438	19,427,461
Customer advances	ii	23,032,980	77,811,758	12,210,363
Payable to dealers		37,610,651	50,680,407	7,952,862
Payable to employees		66,058,774	34,285,667	5,380,169
Deposit due to third-parties		19,105,683	18,891,289	2,964,455
Other tax payables		26,851,725	16,494,783	2,588,391
Accrued professional service fees		4,630,000	8,697,657	1,364,852
Derivative financial liability		—	5,346,389	838,965
Payable to suppliers		5,090,553	4,003,912	628,301
Interest payable		1,237,131	2,667,405	418,574
Others		27,255,779	50,495,262	7,923,811

		324,734,202	719,035,377	112,832,342

(i)
In the ordinary course of business, the Company uses
non-interest
bearing bank acceptance drafts to settle payment with the automobile suppliers. The balance of restricted cash deposited as collateral for such notes payable was RMB nil and RMB51,793,630 (US$8,127,551) as of December 31, 2020 and 2021
, respectively
.
 The aggregate
 amoun
ts of unused
 lines of cred
it fo
r notes payable was
 RMB38 million and RM
B921 millio
n
(US$
145 million)
 as
of December 31, 2020 and 2021, respectively.

(ii)	Customer advances relate to automobile customer’s deposit balances that are paid before a purchase contract is executed .